SCHEDULE OF STATEMENT OF COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Operation expense
Sales and marketing	$ 28,045	¥ 202,493	¥ 236,307	¥ 222,139
Research and development	4,684	33,820	37,704	36,200
General and administrative	24,568	177,386	164,505	151,024
Total operating expenses	56,933	411,068	452,360	408,676
Loss from operations	(43,281)	(312,499)	(356,926)	(278,941)
Share of loss of subsidiaries	(824)	(5,951)	(44)	328
Foreign exchange (loss)/gain	211	1,525	(2,457)	(9,336)
Fair value impact of the issuance of senior convertible preferred shares	(1,631)	(11,776)	242,733	186,231
Net loss attributable to Uxin Limited	(51,576)	(372,387)	(137,157)	(143,223)
Net loss attributable to ordinary shareholders	(336,918)	(2,432,641)	(892,792)	(143,223)
Net loss	(51,576)	(372,387)	(137,157)	(143,223)
Other comprehensive income/(loss)
Total comprehensive loss attributable to Uxin Limited	$ (50,897)	(367,482)	(205,433)	(72,509)
Reportable Legal Entities [Member] | Parent Company [Member]
Operation expense
Sales and marketing
Research and development
General and administrative		(73,236)	(64,254)	(39,398)
Provision for credits losses, net			(273)
Total operating expenses		(73,236)	(64,527)	(39,398)
Loss from operations		(73,236)	(64,527)	(39,398)
Share of loss of subsidiaries		(299,613)	(331,935)	(293,128)
Interest expense, net		(546)	13
Other income, net		12,746	16,560	3,303
Foreign exchange (loss)/gain		38	(1)	(231)
Fair value impact of the issuance of senior convertible preferred shares		(11,776)	242,733	186,231
Net loss attributable to Uxin Limited		(372,387)	(137,157)	(143,223)
Deemed dividend to preferred shareholders due to triggering of a down round feature		(2,060,254)	(755,635)
Net loss attributable to ordinary shareholders		(2,432,641)	(892,792)	(143,223)
Net loss		(372,387)	(137,157)	(143,223)
Other comprehensive income/(loss)
Foreign currency translation		4,905	(68,276)	70,714
Total comprehensive loss attributable to Uxin Limited		¥ (367,482)	¥ (205,433)	¥ (72,509)